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                      SUPPLEMENT DATED AUGUST 2, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Annuity Cross Funding Program

All sections of the prospectus that discuss or refer to the Annuity Cross Funding Program are revised to include the following disclosure:

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

The Portfolios

Effective August 31, 2004, the name of the GE Investments Funds, Inc. -- Mid-Cap Value Equity Fund will be changed to GE Investments Funds, Inc. -- Mid-Cap Equity Fund. Accordingly, all references in the prospectus to the "Mid-Cap Value Equity Fund" will be changed to "Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)."

Please refer to the prospectus and any prospectus supplements for the GE Investments Funds, Inc. -- Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity
Fund) for additional information.